QUARTERLY FINANCIAL DATA (UNAUDITED)	12 Months Ended
Dec. 31, 2013
QUARTERLY FINANCIAL DATA (UNAUDITED)
QUARTERLY FINANCIAL DATA (UNAUDITED)
18. QUARTERLY FINANCIAL DATA (UNAUDITED)

	FIRST	SECOND	THIRD	FOURTH
MILLIONS, EXCEPT PER SHARE	QUARTER	QUARTER	QUARTER	QUARTER	YEAR
2013
Net sales	$2,872.1	$3,337.8	$3,484.0	$3,559.5	$13,253.4
Cost of sales (including special charges of $2.0, $15.2, $6.3 and $19.7 in Q1, Q2, Q3 and Q4, respectively)	1,564.9	1,828.6	1,882.8	1,963.8	7,240.1
Selling, general and administrative expenses	995.8	1,083.3	1,097.4	1,104.9	4,281.4
Special (gains) and charges	49.7	73.6	27.8	20.2	171.3
Operating income	261.7	352.3	476.0	470.6	1,560.6
Interest expense, net (including special charges of $2.2 and $0.3 in Q1 and Q2, respectively)	61.5	66.2	67.0	67.6	262.3
Income before income taxes	200.2	286.1	409.0	403.0	1,298.3
Provision for income taxes	39.2	70.3	101.8	113.4	324.7
Net income including noncontrolling interest	161.0	215.8	307.2	289.6	973.6
Less: Net income attributable to noncontrolling interest (including special charges of $0.5 in Q1)	1.4	2.7	(0.8)	2.5	5.8
Net income attributable to Ecolab	$159.6	$213.1	$308.0	$287.1	$967.8
Earnings attributable to Ecolab per common share
Basic	$0.54	$0.71	$1.02	$0.95	$3.23
Diluted	$0.53	$0.69	$1.00	$0.93	$3.16
Weighted-average common shares outstanding
Basic	295.4	301.5	301.2	301.2	299.9
Diluted	300.9	307.4	307.2	307.5	305.9

2012

Net sales	$2,810.9	$2,958.7	$3,023.3	$3,045.8	$11,838.7
Cost of sales (including special charges of $76.0, $3.1, $3.2 and $11.6 in Q1, Q2, Q3 and Q4, respectively)	1,614.0	1,608.9	1,616.4	1,644.2	6,483.5
Selling, general and administrative expenses	989.7	981.7	977.7	971.1	3,920.2
Special (gains) and charges	41.4	41.6	28.0	34.7	145.7
Operating income	165.8	326.5	401.2	395.8	1,289.3
Interest expense, net (including special charges of $18.2 and $1.1 in Q1 and Q4, respectively)	86.1	63.9	64.2	62.5	276.7
Income before income taxes	79.7	262.6	337.0	333.3	1,012.6
Provision for income taxes	35.6	79.2	97.7	98.8	311.3
Net income including noncontrolling interest	44.1	183.4	239.3	234.5	701.3
Less: Net income attributable to noncontrolling interest (including special charges of $4.5 in Q1)	(5.6)	(1.1)	1.3	3.1	(2.3)
Net income attributable to Ecolab	$49.7	$184.5	$238.0	$231.4	$703.6
Earnings attributable to Ecolab per common share
Basic	$0.17	$0.63	$0.81	$0.79	$2.41
Diluted	$0.17	$0.62	$0.80	$0.77	$2.35
Weighted-average common shares outstanding
Basic	291.5	291.9	292.7	293.8	292.5
Diluted	297.9	298.2	298.6	299.9	298.9

Per share amounts do not necessarily sum due to changes in the calculation of shares outstanding for each discrete period and rounding.